Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
C000205613
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Mid Cap Multi-Style Fund
Account Value	$ 10,000		$ 15,205	$ 13,068	$ 11,342	$ 12,840	$ 8,450
C000205612
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Mid Cap Multi-Style Fund
Account Value	$ 10,000		$ 15,205	13,068	11,342	12,840	8,450
C000205617
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Account Value		$ 10,000	$ 20,359	18,028	15,384	16,710	9,165	$ 11,150
C000205616
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Account Value		$ 10,000	$ 20,245	17,967	15,358	16,659	9,155	11,140
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		14,604	12,939	11,258	13,613	9,087
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		14,604	12,939	11,258	13,613	9,087
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	15,969	14,400	13,584	16,225	9,364	11,347
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value		$ 10,000	15,969	14,400	13,584	16,225	9,364	11,347
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		18,169	14,587	12,197	13,646	9,692
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		18,169	14,587	12,197	13,646	9,692
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	23,890	19,180	16,037	17,942	12,744	11,854
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 23,890	$ 19,180	$ 16,037	$ 17,942	$ 12,744	$ 11,854